RISKS (Details 1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total borrowings	$ 2,079	$ 1,448	$ 1,613	$ 1,438
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Total borrowings	1,929	1,248
Fixed interest rate [member] | Argentinian Pesos [Member]
IfrsStatementLineItems [Line Items]
Total borrowings		33
Fixed interest rate [member] | U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	1,929	1,210
Fixed interest rate [member] | Yuan R China [Member]
IfrsStatementLineItems [Line Items]
Total borrowings		5
Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Total borrowings	37	71
Floating interest rate [member] | Argentinian Pesos [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	17	30
Floating interest rate [member] | U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	20	41
Non Interest Accrues [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	113	129
Non Interest Accrues [Member] | Argentinian Pesos [Member]
IfrsStatementLineItems [Line Items]
Total borrowings		11
Non Interest Accrues [Member] | U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	$ 113	$ 118